Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued operations

26. Discontinued operations

On November 21, 2023, the Company closed the transaction for the partial divestiture of its Bentrio business, by selling a 51% stake in its subsidiary Altamira Medica AG. The transaction also includes the sale of Auris Medical Pty Ltd, Melbourne (Australia), a wholly owned subsidiary of Altamira Medica AG. The two companies sold represent the entirety of the Bentrio business and are presented as one discontinued operation. The retained share of 49% in Altamira Medica is accounted for as investment in an associate using the equity method.

Result of discontinued operations:

	2024	2023	2022
Revenue	-	175,664	320,017
Cost of Sales	-	(213,603)	(1,511,890)
Other income	-	146,580	733,112
Operating expenses	-	(2,082,292)	(8,042,350)
Financial income/(expense), net	-	(146,012)	250,663
Tax (expense)/credit	-	111,126	2,523
Gain on disposal of discontinued operation	-	5,793,584	-
Profit after tax from discontinued operations	-	3,785,047	(8,247,925)

Earnings per share from discontinued operations

	2024	2023	2022
Basic and diluted earnings / (loss) per share from discontinued operations	-	7.70	(181.13)

Statement of cash flows:

	2024	2023	2022
Operating activities	-	(1,215,787)	(1,156,076)
Investing activities	-	75	70,582
Financing activities	-	1,175,883	900,115
Net cash from discontinued operations	-	(39,829)	(185,379)